FINANCIAL ASSETS AND LIABILITIES - Schedule of outstanding energy trading operations (Detail) - Price risk [member] - Electricity trading [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial position and unrealized gains on electricity trading operations, net
Assets		R$ 69,576
Liabilities		(317,699)
Net loss		R$ (248,123)